Revenue and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and Cost of Sales [Abstract]
Schedule of Revenue
Thousands of $ For the years ended December 31	2023	2022	2021
Services	69,965	36,965	21,937
Royalties and other revenues	228	89	302
Total revenue	70,193	37,054	22,239

Schedule of Revenue from External Customers Broken Down by Location	The amount of its revenue from external customers broken down by location is shown in the table below:
Thousands of $ For the years ended December 31	2023	2022	2021
United States of America	69,708	36,768	21,785
Europe	476	277	441
Rest of the world	9	9	13
Total segment revenue	70,193	37,054	22,239

Schedule of Cost of Sales
Thousands of $ For the years ended December 31	2023	2022	2021
Cost of sales	26,264	17,835	11,675
Total cost sales	26,264	17,835	11,675